Document and Entity Information Statement	9 Months Ended
	Sep. 30, 2014	Nov. 07, 2014
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Trading Symbol	NGHC
Entity Registrant Name	National General Holdings Corp.
Entity Central Index Key	0001578735
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		93,408,212